Share capital	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Share capital [Text Block]

22. Share capital

(a) Preference shares:

Authorized: Unlimited preference shares without par value.

Issued and fully paid: Nil.

(b) Common shares:

Authorized: Unlimited common shares without par value.

Issued and fully paid:

	Year ended December 31, 2021		Year ended Dec. 31, 2020
	Common shares	Amount	Common shares	Amount
Balance, beginning of year	261,272,151	$1,777,340	261,272,151	$1,777,340
Exercise of options	326,161	1,508	—	—
Balance, end of year	261,598,312	$1,778,848	261,272,151	$1,777,340

During the year ended December 31, 2021, the Company declared two semi-annual dividends of C$0.01 per share each. The Company paid $2,090 and $2,056 in dividends on March 26, 2021 and September 24, 2021 to shareholders of record as of March 9, 2021 and September 3, 2021.

During the year ended December 31, 2020, the Company paid $1,804 and $1,979 in dividends on March 27, 2020 and September 25, 2020 to shareholders of record as of March 10, 2020 and September 4, 2020.